CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Accumulated losses	Translation difference	Other reserves	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2018	$ 4,451	$ 796,894	$ (202,270)	$ (18,954)	$ 36,341	$ 616,462	$ 616,462
Loss for the year			(181,208)			(181,208)	(181,208)
Other comprehensive income / (loss)				(8,587)		(8,587)	(8,587)
Total comprehensive loss of the year			(181,208)	(8,587)		(189,795)	(189,795)
Share-based payment					44,236	44,236	44,236
Issue of share capital/ new shares	710	756,472				757,182	757,182
Transaction costs for equity issue		(25,476)				(25,476)	(25,476)
Accounting treatment of the share subscription agreement		(27,635)				(27,635)	(27,635)
Exercise of stock options	48	5,386				5,434	5,434
Equity at end of period at Dec. 31, 2019	5,209	1,505,641	(383,477)	(27,541)	80,577	1,180,409	1,180,409
Loss for the year			(608,455)			(608,455)	(608,455)
Other comprehensive income / (loss)				162,273		162,273	162,273
Total comprehensive loss of the year			(608,455)	162,273		(446,182)	(446,182)
Income tax benefit from excess tax deductions related to share-based payments					8,965	8,965	8,965
Share-based payment					96,932	96,932	96,932
Issue of share capital/ new shares	468	812,718				813,186	813,186
Transaction costs for equity issue		(613)				(613)	(613)
Exercise of stock options	67	21,287				21,354	21,354
Equity at end of period at Dec. 31, 2020	5,744	2,339,033	(991,932)	134,732	186,474	1,674,051	1,674,051
Loss for the year			(408,265)			(408,265)	(408,265)
Other comprehensive income / (loss)				(3,048)	(39,290)	(42,338)	(42,338)
Total comprehensive loss of the year			(408,265)	(3,048)	(39,290)	(450,603)	(450,603)
Income tax benefit from excess tax deductions related to share-based payments					7,179	7,179	7,179
Share-based payment					179,366	179,366	179,366
Issue of share capital/ new shares	430	1,090,896				1,091,326	1,091,326
Transaction costs for equity issue		(528)				(528)	(528)
Exercise of stock options	59	33,374				33,433	33,433
Equity at end of period at Dec. 31, 2021	$ 6,233	$ 3,462,775	$ (1,400,197)	$ 131,684	$ 333,729	$ 2,534,224	$ 2,534,224